Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash in hand and at banks	$ 42,081	$ 97,757		$ 189,888
Short term investment funds		4,000		25,000
Restricted cash	300	0		0
Total	$ 42,381	$ 101,757	$ 101,757	$ 214,888